Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended
	Jun. 23, 2021	Apr. 05, 2021	Sep. 30, 2021	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2025	Mar. 31, 2026	Mar. 31, 2026
Class A Shares
Account Value [Line Items]
Line Graph and Table Measure Name																						Modern Capital Tactical Income Fund - Class A Shares
Accumulated Value		$ 9,500		$ 10,346		$ 11,676		$ 11,477		$ 12,558		$ 12,955		$ 15,068		$ 16,100		$ 16,065		$ 16,832		$ 16,870
Class ADV Shares
Account Value [Line Items]
Line Graph and Table Measure Name																					Modern Capital Tactical Income Fund - Class ADV Shares
Accumulated Value	$ 10,000		$ 9,860		$ 11,230		$ 11,010		$ 12,049		$ 12,396		$ 14,011		$ 14,961		$ 14,937		$ 15,573		$ 15,613
Class A Shares | S&P 500 High Dividend Index
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500 High Dividend Index
Accumulated Value		10,000		10,419		11,710		9,648		10,590		10,008		11,897		13,620		13,528		13,760		$ 14,576
Class ADV Shares | S&P 500 High Dividend Index
Account Value [Line Items]
Line Graph and Table Measure Name																					S&P 500 High Dividend Index
Accumulated Value	10,000		10,037		11,280		9,294		10,202		9,640		11,460		13,120		13,032		13,255		$ 14,041
Class A Shares | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500 Index
Accumulated Value		$ 10,000		$ 10,635		$ 11,265		$ 8,990		$ 10,395		$ 10,933		$ 13,501		$ 15,456		$ 14,615		$ 17,531		$ 17,217
Class ADV Shares | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																					S&P 500 Index
Accumulated Value	$ 10,000		$ 10,192		$ 10,796		$ 8,615		$ 9,962		$ 10,478		$ 12,938		$ 14,812		$ 14,006		$ 16,801		$ 16,499